INVENTORY - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory, Net [Abstract]
Inventory write-offs	$ 3,931	$ 6,938	$ 3,166